Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Net sales	$ 635,339	$ 578,669	$ 794,203	$ 681,805
Cost of sales	429,553	394,948	541,006	479,769
Gross margin	205,786	183,721	253,197	202,036
Selling, general and administrative expenses	158,330	136,988	183,572	144,688
Other general expenses	6,716	6,155	9,076	4,182
Loss on disposal of plant, property and equipment	394	1,472	1,495	791
Operating income (loss)	40,346	39,106	59,054	52,375
Other expenses:
Interest expense	64,882	63,213	83,205	68,742
Loss on extinguishment of debt	37,538	0		367
Total other expenses	102,420	63,213	83,205	68,742
Income (loss) before income taxes	(62,074)	(24,107)	(24,151)	(16,367)
Income tax expense (benefit)	(4,200)	(4,831)	(3,955)	(23,112)
Net income (loss)	$ (57,874)	$ (19,276)	$ (20,196)	$ 6,745
Net income (loss) per common share:
Basic and Diluted	$ (0.51)	$ (0.18)	$ (0.19)	$ 0.06
Comprehensive income (loss)	$ (57,874)	$ (19,276)	$ (20,196)	$ 6,745
Weighted average shares used in calculating net income (loss) per common share:
Basic and Diluted	113,525,537	108,162,741	108,162,741	108,162,741
Basic and diluted pro forma net income (loss) per share attributable to common stockholders (unaudited)			$ (0.18)
Basic and diluted pro forma weighted-average common shares outstanding (unaudited)			113,336,929